UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D. C. 20549

FORM N-CSRS

Investment Company Act file number: 811-04049

Deutsche DWS Income Trust

(Exact Name of Registrant as Specified in Charter)

345 Park Avenue

New York, NY 10154-0004

(Address of Principal Executive Offices) (Zip Code)

Registrant’s Telephone Number, including Area Code: (212) 250-2500

Diane Kenneally

One International Place

Boston, MA 02110

(Name and Address of Agent for Service)

Date of fiscal year end:	9/30

Date of reporting period:	3/31/2019

ITEM 1.	REPORT TO STOCKHOLDERS

March 31, 2019

Semiannual Report

to Shareholders

DWS Short Duration High Income Fund

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s annual and semiannual shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Fund’s Web site (dws.com), and you will be notified by mail each time a report is posted and provided with a Web site link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund electronically anytime by contacting your financial intermediary (such as a broker-dealer or bank), or if you are a direct investor, by calling (800) 728-3337 or sending an email request to service@dws.com.

You may elect to receive all future reports in paper free of charge. If you invest through a financial intermediary, you can contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports. If you invest directly with the Fund, you can call (800) 728-3337 or send an email request to service@dws.com to continue receiving paper copies of your shareholder reports. Your election to receive reports in paper will apply to all funds held in your account if you invest through your financial intermediary or all funds held with DWS if you invest directly with the Fund.

Contents

3	Letter to Shareholders
4	Performance Summary
7	Portfolio Management Team
8	Portfolio Summary
9	Investment Portfolio
16	Statement of Assets and Liabilities
18	Statement of Operations
19	Statement of Changes in Net Assets

20	Financial Highlights
24	Notes to Financial Statements
33	Information About Your Fund's Expenses
35	Advisory Agreement Board Considerations and Fee Evaluation
38	Account Management Resources
40	Privacy Statement

This report must be preceded or accompanied by a prospectus. To obtain a summary prospectus, if available, or prospectus for any of our funds, refer to the Account Management Resources information provided in the back of this booklet. We advise you to consider the Fund’s objectives, risks, charges and expenses carefully before investing. The summary prospectus and prospectus contain this and other important information about the Fund. Please read the prospectus carefully before you invest.

Bond investments are subject to interest-rate, credit, liquidity and market risks to varying degrees. When interest rates rise, bond prices generally fall. Credit risk refers to the ability of an issuer to make timely payments of principal and interest. Investments in lower-quality (“junk bonds”) and non-rated securities present greater risk of loss than investments in higher-quality securities. Emerging markets tend to be more volatile and less liquid than the markets of more mature economies, and generally have less diverse and less mature economic structures and less stable political systems than those of developed countries. Investing in derivatives entails special risks relating to liquidity, leverage and credit that may reduce returns and/or increase volatility.

The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc. which offers investment products or DWS Investment Management Americas, Inc. and RREEF America L.L.C. which offer advisory services.

NOT FDIC/NCUA INSURED     NO BANK GUARANTEE     MAY LOSE VALUE NOT A DEPOSIT     NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY

2	|	DWS Short Duration High Income Fund

Letter to Shareholders

Dear Shareholder:

The picture for the economy and markets continues to be positive with corporate fundamentals continuing to be solid, a tight labor market and inflation near the Federal Reserve Bank’s target.

Nevertheless, the fourth quarter of 2018 introduced a level of volatility that investors have not seen in quite a while. That trend continues, triggered by uncertainty around trade conflicts, the withdrawal of liquidity by central banks, higher interest rates and concerns around European hot spots such as Italy and the United Kingdom.

While these issues bear close watching, our Chief Investment Officer (“CIO”) believes that the markets remain broadly attractive. The rate hike cycle appears to be nearing its end, inflation remains under control and recession is not on the near horizon.

The “Insights” section of our Web site, dws.com, is home to a comprehensive library of market and economic views around current developments, opportunities and emerging risks. We invite you to visit us online often to stay apprised of the market landscape and what it may mean for you.

Best regards,

Hepsen Uzcan President, DWS Funds

Assumptions, estimates and opinions contained in this document constitute our judgment as of the date of the document and are subject to change without notice. Any projections are based on a number of assumptions as to market conditions and there can be no guarantee that any projected results will be achieved. Past performance is not a guarantee of future results.

DWS Short Duration High Income Fund	|	3

Performance Summary	March 31, 2019 (Unaudited)

Class A	6-Month‡	1-Year	Life of Fund*

Average Annual Total Returns as of 3/31/19
Unadjusted for Sales Charge	2.40%	5.06%	3.34%
Adjusted for the Maximum Sales Charge (max 2.75% load)	–0.41%	2.17%	1.11%
ICE BofA ML High Yield US Corp Cash Pay BB-B 1-5 Year Constrained Index†	2.72%	6.04%	4.03%

Class R6	6-Month‡	1-Year	Life of Fund*

Average Annual Total Returns as of 3/31/19
No Sales Charges	2.50%	5.27%	3.57%
ICE BofA ML High Yield US Corp Cash Pay BB-B 1-5 Year Constrained Index†	2.72%	6.04%	4.03%

Class S	6-Month‡	1-Year	Life of Fund*

Average Annual Total Returns as of 3/31/19
No Sales Charges	2.50%	5.27%	3.57%
ICE BofA ML High Yield US Corp Cash Pay BB-B 1-5 Year Constrained Index†	2.72%	6.04%	4.03%

Institutional Class	6-Month‡	1-Year	Life of Fund*

Average Annual Total Returns as of 3/31/19
No Sales Charges	2.50%	5.27%	3.57%
ICE BofA ML High Yield US Corp Cash Pay BB-B 1-5 Year Constrained Index†	2.72%	6.04%	4.03%

Performance in the Average Annual Total Returns table above and the Growth of an Assumed $10,000 Investment line graph that follows is historical and does not guarantee future results. Investment return and principal fluctuate, so your shares may be worth more or less when redeemed. Current performance may differ from performance data shown. Please visit dws.com for the Fund’s most recent month-end performance. Fund performance includes reinvestment of all distributions. Unadjusted returns do not reflect sales charges and would have been lower if they had.

The gross expense ratios of the Fund, as stated in the fee table of the prospectus dated February 1, 2019 are 1.67%, 1.52%, 1.55% and 1.49% for Class A, R6, S and Institutional Class shares, respectively, and may differ from the expense ratios disclosed in the Financial Highlights tables in this report.

Index returns do not reflect any fees or expenses. It is not possible to invest directly into an index.

4	|	DWS Short Duration High Income Fund

Performance figures do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Generally accepted accounting principles require adjustments to be made to the net assets of the Fund at period end for financial reporting purposes only, and as such, the total return based on the unadjusted net asset value per share may differ from the total return reported in the financial highlights.

Growth of an Assumed $10,000 Investment (Adjusted for Maximum Sales Charge)

The Fund’s growth of an assumed $10,000 investment is adjusted for the maximum sales charge of 2.75%. This results in a net initial investment of $9,725.

The growth of $10,000 is cumulative.

Performance of other share classes will vary based on the sales charges and the fee structure of those classes.

*	The Fund commenced operations on December 18, 2017.

†

ICE (Intercontinental Exchange Inc.) BofA ML High Yield US Corp Cash Pay BB–B 1–5 Year Constrained Index in an unmanaged which tracks the performance of BB rated U.S. dollar-denominated corporate bonds publicly issued in the U.S. domestic market with maturities of 1 to 5 years.

‡	Total returns shown for periods less than one year are not annualized.

DWS Short Duration High Income Fund	|	5

	Class A	Class R6	Class S	Institutional Class

Net Asset Value
3/31/19	$9.86	$9.86	$9.86	$9.86
9/30/18	$9.88	$9.87	$9.87	$9.87

Distribution Information as of 3/31/19
Income Dividends, Six Months	$.24	$.25	$.25	$.25
March Income Dividend	$.0370	$.0385	$.0385	$.0385
SEC 30-day Yield††	3.87%	4.12%	4.12%	4.12%
Current Annualized Distribution Rate††	4.50%	4.69%	4.69%	4.69%

††

The SEC yield is net investment income per share earned over the month ended March 31, 2019 shown as an annualized percentage of the maximum offering price per share on the last day of the period. The SEC yield is computed in accordance with a standardized method prescribed by the Securities and Exchange Commission. The SEC yield would have been 0.92%, 1.41%, 1.39% and 1.43% for Class A, R6, S and Institutional Class shares, respectively, had certain expenses not been reduced. Current annualized distribution rate is the latest monthly dividend shown as an annualized percentage of net asset value on March 31, 2019. Distribution rate simply measures the level of dividends and is not a complete measure of performance. The current annualized distribution rate would have been 1.55%,1.98%, 1.96% and 2.00% for Class A, R6, S and Institutional Class shares, respectively, had certain expenses not been reduced. Yields and distribution rates are historical, not guaranteed and will fluctuate.

6	|	DWS Short Duration High Income Fund

Portfolio Management Team

Gary Russell, CFA, Managing Director

Portfolio Manager of the Fund. Began managing the Fund in 2017.

–	Joined DWS in 1996. Served as the Head of the High Yield group in Europe and as an Emerging Markets Portfolio Manager.

–	Prior to that, he spent four years at Citicorp as a research analyst and structurer of collateralized mortgage obligations. Prior to Citicorp, he served as an officer in the US Army from 1988 to 1991.

–	Co-Head of US Credit – Head of US High Yield Bonds and Loans: New York.

–	BS, United States Military Academy (West Point); MBA, New York University, Stern School of Business.

Thomas R. Bouchard, Director

Portfolio Manager of the Fund. Began managing the Fund in 2017.

–

Joined DWS in 2006 with 6 years of industry experience. Prior to joining, served as a High Yield Investment Analyst at Flagship Capital Management. He also served as an officer in the US Army from 1989 to 1997.

–	Portfolio Manager for High Yield Strategies: New York.

–	BS, University of Wisconsin – Madison; MBA in Finance, Boston College; MA in Strategic Studies from US Army War College.

Mark L. Rigazio, Director

Portfolio Manager of the Fund. Began managing the Fund in 2017.

–

Rejoined DWS in 2007 with 13 years of industry experience. Prior to rejoining, he served as an Investment Analyst at Fidelity Management & Research Company. Previously, he was a High Yield Analyst at Deutsche Asset Management and at Flagship Capital. Earlier, he held various banking, finance and accounting roles at Banc of America Securities, Art Technology Group, PricewaterhouseCoopers and Tonneson & Company CPAs.

–	Portfolio Manager for Leveraged Loans: Boston.

–	BS and MBA, Bentley University.

DWS Short Duration High Income Fund	|	7

Portfolio Summary	(Unaudited)

Asset Allocation (As a % of Investment Portfolio)	3/31/19	9/30/18
Corporate Bonds	74%	75%
Loan Participations and Assignments	23%	25%
Cash Equivalents	3%	0%
	100%	100%

Quality (Excluding Cash Equivalents)	3/31/19	9/30/18
BBB	19%	17%
BB	64%	59%
B	17%	24%
	100%	100%

The quality ratings represent the higher of Moody’s Investors Service, Inc. (“Moody’s”), Fitch Ratings, Inc. (“Fitch”) or Standard & Poor’s Corporation (“S&P”) credit ratings. The ratings of Moody’s, Fitch and S&P represent their opinions as to the quality of the securities they rate. Credit quality measures a bond issuer’s ability to repay interest and principal in a timely manner. Ratings are relative and subjective and are not absolute standards of quality. Credit quality does not remove market risk and is subject to change.

Interest Rate Sensitivity	3/31/19	9/30/18
Effective Maturity	2.7 years	3.1 years
Effective Duration	1.4 years	1.7 years

Effective maturity is the weighted average of the maturity date of bonds held by the Fund taking into consideration any available maturity shortening features.

Effective duration is an approximate measure of the Fund’s sensitivity to interest rate changes taking into consideration any maturity shortening features.

Portfolio holdings and characteristics are subject to change.

For more complete details about the Fund’s investment portfolio, see page 9. A quarterly Fact Sheet is available on dws.com or upon request. Please see the Account Management Resources section on page 38 for contact information.

8	|	DWS Short Duration High Income Fund

Investment Portfolio	as of March 31, 2019 (Unaudited)

	Principal Amount ($)	Value ($)
Corporate Bonds 72.7%
Communication Services 15.0%

Altice Luxembourg SA, 144A, 7.75%, 5/15/2022	200,000	200,000

AMC Entertainment Holdings, Inc., 5.875%, 2/15/2022	30,000	30,488

CCO Holdings LLC:

144A, 4.0%, 3/1/2023	250,000	249,762

5.125%, 2/15/2023	60,000	61,050

5.25%, 9/30/2022	30,000	30,562

CenturyLink, Inc.:

Series V, 5.625%, 4/1/2020	167,000	170,205

Series T, 5.8%, 3/15/2022	260,000	264,875

Series S, 6.45%, 6/15/2021	27,000	28,114

Cequel Communications Holdings I LLC, 144A, 5.125%, 12/15/2021	150,000	151,113

Clear Channel Worldwide Holdings, Inc.:

Series B, 6.5%, 11/15/2022	65,000	66,381

144A, 9.25%, 2/15/2024	10,000	10,600

CommScope Finance LLC, 144A, 5.5%, 3/1/2024	40,000	40,912

DISH DBS Corp.:

5.0%, 3/15/2023	75,000	67,500

6.75%, 6/1/2021	115,000	118,565

7.875%, 9/1/2019	52,000	52,650

Intelsat Jackson Holdings SA, 144A, 9.5%, 9/30/2022	50,000	57,500

Level 3 Parent LLC, 5.75%, 12/1/2022	74,000	74,762

Netflix, Inc., 5.5%, 2/15/2022	105,000	110,119

Sirius XM Radio, Inc.:

144A, 3.875%, 8/1/2022	80,000	79,400

144A, 4.625%, 5/15/2023	50,000	50,562

Sprint Communications, Inc.:

6.0%, 11/15/2022	30,000	30,234

7.0%, 8/15/2020	28,000	28,910

Sprint Corp.:

7.25%, 9/15/2021	136,000	142,800

7.875%, 9/15/2023	75,000	78,562

T-Mobile U.S.A., Inc., 6.5%, 1/15/2024	65,000	67,519

Univision Communications, Inc., 144A, 5.125%, 5/15/2023	65,000	61,547

Zayo Group LLC, 6.0%, 4/1/2023	50,000	50,625

		2,375,317

Consumer Discretionary 7.9%

Ally Financial, Inc., 4.125%, 3/30/2020	160,000	161,054

Goodyear Tire & Rubber Co., 8.75%, 8/15/2020	5,000	5,338

Jaguar Land Rover Automotive PLC, 144A, 3.5%, 3/15/2020	200,000	198,500

Lennar Corp., 4.75%, 4/1/2021	268,000	273,025

Mattel, Inc., 4.35%, 10/1/2020	250,000	250,500

MGM Resorts International, 6.75%, 10/1/2020	230,000	240,925

The accompanying notes are an integral part of the financial statements.

DWS Short Duration High Income Fund	|	9

	Principal Amount ($)	Value ($)

NCL Corp., Ltd., 144A, 4.75%, 12/15/2021	28,000	28,315

Party City Holdings, Inc., 144A, 6.125%, 8/15/2023	20,000	20,250

Penske Automotive Group, Inc., 3.75%, 8/15/2020	40,000	39,800

Prime Security Services Borrower LLC, 144A, 5.25%, 4/15/2024 (a)	15,000	15,000

TRI Pointe Group, Inc., 4.375%, 6/15/2019	15,000	15,019

		1,247,726

Consumer Staples 0.7%

Cott Holdings, Inc., 144A, 5.5%, 4/1/2025	40,000	40,350

Darling Ingredients, Inc., 5.375%, 1/15/2022	70,000	71,050

		111,400

Energy 15.0%

Antero Resources Corp.:

5.125%, 12/1/2022	100,000	100,530

5.375%, 11/1/2021	125,000	125,469

5.625%, 6/1/2023	50,000	50,688

Archrock Partners LP, 6.0%, 10/1/2022	40,000	40,300

Blue Racer Midstream LLC, 144A, 6.125%, 11/15/2022	110,000	111,650

Chesapeake Energy Corp., 4.875%, 4/15/2022	90,000	88,650

CNX Resources Corp., 5.875%, 4/15/2022	108,000	107,730

Continental Resources, Inc., 4.5%, 4/15/2023	37,000	38,302

DCP Midstream Operating LP, 3.875%, 3/15/2023	115,000	114,425

Diamondback Energy, Inc., 144A, 4.75%, 11/1/2024	30,000	30,669

Energy Transfer Equity LP, 7.5%, 10/15/2020	68,000	72,397

Genesis Energy LP, 6.75%, 8/1/2022	60,000	61,425

Gulfport Energy Corp., 6.625%, 5/1/2023	30,000	29,100

HighPoint Operating Corp., 7.0%, 10/15/2022	50,000	47,000

Laredo Petroleum, Inc., 6.25%, 3/15/2023	65,000	58,012

MEG Energy Corp., 144A, 6.375%, 1/30/2023	20,000	18,500

Nabors Industries, Inc.,

4.625%, 9/15/2021	57,000	56,288

5.0%, 9/15/2020	84,000	84,420

Newfield Exploration Co., 5.75%, 1/30/2022	102,000	108,845

NGPL PipeCo LLC, 144A, 4.375%, 8/15/2022	145,000	146,812

Oasis Petroleum, Inc.:

6.875%, 3/15/2022	35,000	35,350

6.875%, 1/15/2023	35,000	35,000

Parsley Energy LLC, 144A, 6.25%, 6/1/2024	60,000	62,025

Peabody Energy Corp., 144A, 6.0%, 3/31/2022	70,000	70,525

Precision Drilling Corp.:

6.5%, 12/15/2021	27,055	27,258

7.75%, 12/15/2023	35,000	35,963

Range Resources Corp., 5.0%, 8/15/2022	103,000	101,970

Resolute Energy Corp., 8.5%, 5/1/2020	79,000	79,000

Sunoco LP, 4.875%, 1/15/2023	60,000	60,954

Targa Resources Partners LP:

4.25%, 11/15/2023	145,000	144,456

5.25%, 5/1/2023	55,000	55,987

The accompanying notes are an integral part of the financial statements.

10	|	DWS Short Duration High Income Fund

	Principal Amount ($)	Value ($)

Whiting Petroleum Corp., 5.75%, 3/15/2021	93,000	94,069

WPX Energy, Inc., 6.0%, 1/15/2022	90,000	93,375

		2,387,144

Financials 3.7%

Ally Financial, Inc., 5.125%, 9/30/2024	50,000	52,562

CIT Group, Inc., 5.0%, 8/15/2022	195,000	203,044

CNO Financial Group, Inc., 4.5%, 5/30/2020	50,000	50,250

Lions Gate Capital Holdings LLC, 144A, 6.375%, 2/1/2024	15,000	15,713

Navient Corp.:

6.625%, 7/26/2021	9,000	9,405

7.25%, 1/25/2022	210,000	222,600

Springleaf Finance Corp., 6.125%, 3/15/2024	30,000	30,674

		584,248

Health Care 7.1%

Bausch Health Companies, Inc., 144A, 7.0%, 3/15/2024	185,000	195,730

Centene Corp., 4.75%, 5/15/2022	80,000	81,400

DaVita, Inc., 5.75%, 8/15/2022	100,000	101,875

HCA, Inc., 7.5%, 2/15/2022	269,000	296,653

Tenet Healthcare Corp.:

4.375%, 10/1/2021	59,000	60,027

6.0%, 10/1/2020	150,000	155,438

Teva Pharmaceutical Finance Netherlands III BV, 2.2%, 7/21/2021	182,000	173,514

Universal Health Services, Inc., 144A, 4.75%, 8/1/2022	55,000	55,481

		1,120,118

Industrials 6.7%

ADT Corp., 6.25%, 10/15/2021	182,000	190,927

Avolon Holdings Funding Ltd.:

144A, 5.125%, 10/1/2023	47,000	47,823

144A, 5.25%, 5/15/2024	22,000	22,660

Bombardier, Inc.:

144A, 5.75%, 3/15/2022	102,000	104,422

144A, 6.0%, 10/15/2022	100,000	100,875

144A, 6.125%, 1/15/2023	50,000	50,688

Colfax Corp., 144A, 6.0%, 2/15/2024	30,000	31,238

DAE Funding LLC:

144A, 4.5%, 8/1/2022	12,000	12,090

144A, 5.25%, 11/15/2021	30,000	30,600

GFL Environmental, Inc., 144A, 5.375%, 3/1/2023	40,000	37,800

IHO Verwaltungs GmbH, 144A, 4.125%, 9/15/2021	200,000	200,250

Itron, Inc., 144A, 5.0%, 1/15/2026	45,000	44,269

Masonite International Corp., 144A, 5.625%, 3/15/2023	36,000	36,810

Moog, Inc., 144A, 5.25%, 12/1/2022	20,000	20,300

Park Aerospace Holdings Ltd.:

144A, 4.5%, 3/15/2023	20,000	19,900

144A, 5.25%, 8/15/2022	67,000	68,668

TransDigm, Inc., 6.0%, 7/15/2022	50,000	50,812

		1,070,132

The accompanying notes are an integral part of the financial statements.

DWS Short Duration High Income Fund	|	11

	Principal Amount ($)	Value ($)

Information Technology 0.8%
NCR Corp., 5.0%, 7/15/2022	135,000	134,663

Materials 10.1%

AK Steel Corp., 7.5%, 7/15/2023	75,000	76,897

Ardagh Packaging Finance PLC, 144A, 4.25%, 9/15/2022	232,000	232,000

Ashland LLC, 4.75%, 8/15/2022	100,000	102,875

Berry Global, Inc., 5.5%, 5/15/2022	20,000	20,300

BWAY Holding Co., 144A, 5.5%, 4/15/2024	120,000	119,136

CF Industries, Inc., 7.125%, 5/1/2020	30,000	31,313

Chemours Co., 6.625%, 5/15/2023	110,000	113,722

Freeport-McMoRan, Inc., 3.55%, 3/1/2022	395,000	390,556

Graphic Packaging International LLC, 4.75%, 4/15/2021	75,000	75,938

Greif, Inc., 7.75%, 8/1/2019	50,000	50,750

Hudbay Minerals, Inc., 144A, 7.25%, 1/15/2023	106,000	109,710

Reynolds Group Issuer, Inc., 6.875%, 2/15/2021	242,576	243,486

Steel Dynamics, Inc., 5.25%, 4/15/2023	40,000	40,650

		1,607,333

Real Estate 3.5%

CyrusOne LP, (REIT), 5.0%, 3/15/2024	35,000	35,744

Equinix, Inc., (REIT), 5.375%, 4/1/2023	120,000	122,100

Iron Mountain, Inc.:

(REIT), 5.75%, 8/15/2024	100,000	101,000

(REIT), 6.0%, 8/15/2023	100,000	102,625

SBA Communications Corp.:

(REIT), 4.0%, 10/1/2022	102,000	102,367

(REIT), 4.875%, 7/15/2022	50,000	50,687

Starwood Property Trust, Inc., (REIT), 3.625%, 2/1/2021	35,000	34,869

		549,392

Utilities 2.2%

AES Corp.:

4.0%, 3/15/2021	35,000	35,469

4.875%, 5/15/2023	135,000	136,856

Calpine Corp., 5.375%, 1/15/2023	35,000	35,044

Vistra Energy Corp., 7.625%, 11/1/2024	127,000	134,305

		341,674
Total Corporate Bonds (Cost $11,518,613)		11,529,147

Loan Participations and Assignments 22.5%
Senior Loans*
Communication Services 2.9%

Charter Communications Operating LLC, Term Loan B, 1-month USD LIBOR + 2.000%, 4.5%, 4/30/2025	197,500	196,426

Sprint Communications, Inc., First Lien Term Loan B, 1-month USD LIBOR + 2.500%, 5.0%, 2/2/2024	172,548	168,407

The accompanying notes are an integral part of the financial statements.

12	|	DWS Short Duration High Income Fund

	Principal Amount ($)	Value ($)

Zayo Group LLC, Term Loan, 1-month USD LIBOR + 2.250%, 4.749%, 1/19/2024	100,000	99,590

		464,423
Consumer Discretionary 3.3%

1011778 B.C. Unlimited Liability Co., Term Loan B3, 1-month USD LIBOR + 2.250%, 4.749%, 2/16/2024	98,699	97,300

Caesars Resort Collection LLC, First Lien Term Loan B, 1-month USD LIBOR + 2.750%, 5.249%, 12/22/2024	98,750	97,603

Crown Finance U.S., Inc., Term Loan, 1-month USD LIBOR + 2.500%, 4.999%, 2/28/2025	77,071	75,422

Hilton Worldwide Finance LLC, Term Loan B2, 1-month USD LIBOR + 1.750%, 4.236%, 10/25/2023	79,188	79,096

KAR Auction Services, Inc., Term Loan B5, 3-month USD LIBOR + 2.500%, 5.125%, 3/9/2023	75,000	74,906

Nielsen Finance LLC, Term Loan B4, 1-month USD LIBOR + 2.000%, 4.493%, 10/4/2023	98,744	97,153

		521,480

Consumer Staples 3.3%

Albertson’s LLC, Term Loan B5, 3-month USD LIBOR + 3.000%, 5.609%, 12/21/2022	49,873	49,562

Energizer Holdings, Inc., Term Loan B, 1-month USD LIBOR + 2.250%, 4.734%, 12/17/2025	102,892	101,863

JBS USA Lux S.A.:

Term Loan B, 1-month USD LIBOR + 2.500%, 4.982%, 10/30/2022	190,137	189,127

Term Loan B, 1-month USD LIBOR + 2.500%, 4.999%, 10/30/2022	32,029	31,859

Post Holdings, Inc., Term Loan, 1-month USD LIBOR + 2.000%, 4.49%, 5/24/2024	59,672	59,248

U.S. Foods, Inc., Term Loan B, 1-month USD LIBOR + 2.000%, 4.499%, 6/27/2023	98,481	97,205

		528,864

Financials 1.1%

Avolon TLB Borrower 1 (U.S.) LLC, Term Loan B3, 1-month USD LIBOR + 2.000%, 4.488%, 1/15/2025	70,859	70,387

SBA Senior Finance II LLC, Term Loan B, 1-month USD LIBOR + 2.000%, 4.5%, 4/11/2025	98,743	96,808

		167,195

Health Care 1.8%

HCA, Inc., Term Loan B10, 1-month USD LIBOR + 2.000%, 4.499%, 3/13/2025	109,031	109,040

IQVIA, Inc., Term Loan B2, 3-month USD LIBOR + 2.000%, 4.601%, 1/17/2025	98,500	98,352

Valeant Pharmaceuticals International, Inc., Term Loan B, 1-month USD LIBOR + 3.000%, 5.481%, 6/2/2025	80,259	79,837

		287,229
Industrials 2.7%

American Airlines, Inc., Term Loan, 1-month USD LIBOR + 2.000%, 4.484%, 12/14/2023	98,990	97,282

The accompanying notes are an integral part of the financial statements.

DWS Short Duration High Income Fund	|	13

	Principal Amount ($)	Value ($)

Aramark Services, Inc., Term Loan B2, 1-month USD LIBOR + 1.750%, 4.249%, 3/28/2024	80,322	79,833

H.B. Fuller Co., Term Loan B, 1-month USD LIBOR + 2.000%, 4.488%, 10/20/2024	90,430	88,989

TransDigm, Inc., Term Loan E, 1-month USD LIBOR + 2.500%, 4.999%, 5/30/2025	74,250	72,444

XPO Logistics, Inc., Term Loan B, 1-month USD LIBOR + 2.000%, 4.499%, 2/24/2025	97,549	96,044

		434,592
Information Technology 3.4%

Change Healthcare Holdings LLC, Term Loan B, 1-month USD LIBOR + 2.750%, 5.249%, 3/1/2024	96,482	95,352

Dell International LLC, Term Loan B, 1-month USD LIBOR + 2.000%, 4.5%, 9/7/2023	296,250	293,264

First Data Corp., Term Loan, 1-month USD LIBOR + 2.000%, 4.486%, 4/26/2024	100,000	99,824

Science Applications International Corp., Term Loan B, 1-month USD LIBOR + 1.750%, 4.249%, 10/31/2025	49,875	49,241

		537,681

Materials 2.4%

Axalta Coating Systems U.S. Holdings, Inc., Term Loan B3, 3-month USD LIBOR + 1.750%, 4.351%, 6/1/2024	99,248	97,294

Berry Global, Inc., Term Loan Q, 1-month USD LIBOR + 2.000%, 4.61%, 10/1/2022	93,920	93,456

Ineos U.S. Finance LLC, Term Loan B, 1-month USD LIBOR + 2.000%, 4.499%, 3/31/2024	98,750	97,151

Reynolds Group Holdings, Inc., Term Loan, 1-month USD LIBOR + 2.750%, 5.249%, 2/5/2023	98,489	97,515

		385,416

Utilities 1.6%

Calpine Corp., Term Loan B5, 3-month USD LIBOR + 2.500%, 5.11%, 1/15/2024	98,465	97,655

NRG Energy, Inc., Term Loan B, 1-month USD LIBOR + 1.750%, 4.249%, 6/30/2023	149,615	148,094

		245,749
Total Loan Participations and Assignments (Cost $3,615,829)		3,572,629

	Shares	Value ($)
Cash Equivalents 3.1%
DWS Central Cash Management Government Fund, 2.47% (b) (Cost $492,425)	492,425	492,425

	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $15,626,867)	98.3	15,594,201
Other Assets and Liabilities, Net	1.7	268,526

Net Assets	100.0	15,862,727

The accompanying notes are an integral part of the financial statements.

14	|	DWS Short Duration High Income Fund

A summary of the Fund’s transactions with affiliated investments during the period ended March 31, 2019 are as follows:

Value ($) at 9/30/2018	Pur- chases Cost ($)	Sales Proceeds ($)	Net Real- ized Gain/ (Loss) ($)	Net Change in Unreal- ized Appreci- ation (Depreci- ation) ($)	Income ($)	Capital Gain Distri- butions ($)	Number of Shares at 3/31/2019	Value ($) at 3/31/2019
Securities Lending Collateral 0.00%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares”, 2.36% (b) (c)
—	—	—	—	—	476	—	—	—
Cash Equivalents 3.1%
DWS Central Cash Management Government Fund, 2.47% (b)
23,689	3,249,151	2,780,415	—	—	7,032	—	492,425	492,425
23,689	3,249,151	2,780,415	—	—	7,508	—	492,425	492,425

*

Senior loans in the Fund’s portfolio generally are subject to mandatory and/or optional payment. As a result, the actual remaining maturity of senior loans in the Fund’s portfolio may be substantially less than the stated maturities shown in this report. Senior loans pay interest at a rate which may be fixed or may vary based on a published reference rate and spread and are shown at their current rate as of March 31, 2019.

(a)	When-issued security.

(b)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.

(c)	Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

LIBOR: London Interbank Offered Rate

REIT: Real Estate Investment Trust

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of March 31, 2019 in valuing the Fund’s investments. For information on the Fund’s policy regarding the valuation of investments, please refer to the Security Valuation section of Note A in the accompanying Notes to Financial Statements.

Assets	Level 1	Level 2	Level 3	Total
Fixed Income Investments (d)
Corporate Bonds	$—	$11,529,147	$—	$11,529,147
Loan Participations and Assignments	—	3,572,629	—	3,572,629
Short-Term Investments	492,425	—	—	492,425
Total	$492,425	$15,101,776	$—	$15,594,201

(d)	See Investment Portfolio for additional detailed categorizations.

The accompanying notes are an integral part of the financial statements.

DWS Short Duration High Income Fund	|	15

Statement of Assets and Liabilities

as of March 31, 2019 (Unaudited)

Assets
Investments in non-affiliated securities, at value (cost $15,134,442)	$15,101,776
Investment in DWS Central Cash Management Government Fund (cost $492,425)	492,425
Cash	127,700
Receivable for investments sold	1,943
Interest receivable	171,395
Due from Advisor	28,535
Other assets	49,073
Total assets	15,972,847

Liabilities
Payable for investments purchased	35,595
Payable for investments purchased — when-issued security	15,000
Accrued Trustees’ fees	546
Other accrued expenses and payables	58,979
Total liabilities	110,120
Net assets, at value	$15,862,727

Net Assets Consist of
Distributable earnings (loss)	(211,653)
Paid-in capital	16,074,380
Net assets, at value	$15,862,727

The accompanying notes are an integral part of the financial statements.

16	|	DWS Short Duration High Income Fund

Statement of Assets and Liabilities as of March 31, 2019 (Unaudited) (continued)

Net Asset Value

Class A

Net Asset Value and redemption price per share ($223,708 ÷ 22,696 outstanding shares of beneficial interest, $.01 par value, unlimited number of shares authorized)	$9.86

Maximum offering price per share (100 ÷ 97.25 of $9.86)	$10.14
Class R6

Net Asset Value, offering and redemption price per share ($104,527 ÷ 10,606 outstanding shares of beneficial interest, $.01 par value, unlimited number of shares authorized)	$9.86
Class S

Net Asset Value, offering and redemption price per share ($144,457 ÷ 14,656 outstanding shares of beneficial interest, $.01 par value, unlimited number of shares authorized)	$9.86
Institutional Class

Net Asset Value, offering and redemption price per share ($15,390,035 ÷ 1,561,539 outstanding shares of beneficial interest, $.01 par value, unlimited number of shares authorized)	$9.86

The accompanying notes are an integral part of the financial statements.

DWS Short Duration High Income Fund	|	17

Statement of Operations

for the six months ended March 31, 2019 (Unaudited)

Investment Income
Income:

Interest	$358,584
Income distributions — DWS Central Cash Management Government Fund	7,032
Securities lending income, net of borrower rebates	476
Total income	366,092
Expenses:

Management fee	30,823
Administration fee	7,706
Services to shareholders	373
Service fee	192
Custodian fee	15,931
Pricing service fee	6,899
Professional fees	40,895
Reports to shareholders	15,597
Registration fees	6,303
Trustees’ fees and expenses	1,257
Other	3,800
Total expenses before expense reductions	129,776
Expense reductions	(83,333)
Total expenses after expense reductions	46,443
Net investment income	319,649

Realized and Unrealized Gain (Loss)
Net realized gain (loss) from investments	(9,883)
Change in net unrealized appreciation (depreciation) on investments	67,089
Net gain (loss)	57,206
Net increase (decrease) in net assets resulting from operations	$376,855

The accompanying notes are an integral part of the financial statements.

18	|	DWS Short Duration High Income Fund

Statement of Changes in Net Assets

Increase (Decrease) in Net Assets	Six Months Ended March 31, 2019 (Unaudited)	Period Ended September 30, 2018*

Operations:

Net investment income (loss)	$319,649	$464,259
Net realized gain (loss)	(9,883)	(57,280)
Change in net unrealized appreciation (depreciation)	67,089	(99,755)
Net increase (decrease) in net assets resulting from operations	376,855	307,224
Distributions to shareholders:

Class A	(5,054)	(3,447)
Class R6	(2,617)	(3,324)
Class S	(3,550)	(4,274)
Institutional Class	(384,845)	(488,621)
Total distributions	(396,066)	(499,666)
Fund share transactions:

Proceeds from shares sold	82,259	122,009
Reinvestment of distributions	396,066	499,666
Payments for shares redeemed	(10,427)	(15,193)
Net increase (decrease) in net assets from Fund share transactions	467,898	606,482
Increase (decrease) in net assets	448,687	414,040
Net assets at beginning of period (initial capital)	15,414,040	15,000,000

Net assets at end of period	$15,862,727	$15,414,040

*	For the period from December 18, 2017 (commencement of operations) to September 30, 2018.

The accompanying notes are an integral part of the financial statements.

DWS Short Duration High Income Fund	|	19

Financial Highlights

	Six Months Ended 3/31/19		Period Ended
Class A	(Unaudited)		9/30/18[a]

Selected Per Share Data
Net asset value, beginning of period	$9.88		$10.00
Income (loss) from investment operations:

Net investment income[b]	.19		.30
Net realized and unrealized gain (loss)	.03		(.11)
Total from investment operations	.22		.19
Less distributions from:

Net investment income	(.24)		(.31)
Net asset value, end of period	$9.86		$9.88
Total Return (%)[c,d]	2.40	**	1.94	**

Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	.22		.18
Ratio of expenses before expense reductions (%)	1.94	*	1.67	*
Ratio of expenses after expense reductions (%)	.85	*	.78	*
Ratio of net investment income (%)	3.90	*	3.82	*
Portfolio turnover rate (%)	18	**	38	**

[a]	For the period from December 18, 2017 (commencement of operations) to September 30, 2018.

[b]	Based on average shares outstanding during the period.

[c]	Total return does not reflect the effect of any sales charges.

[d]	Total return would have been lower had certain expenses not been reduced.

*	Annualized

**	Not annualized

The accompanying notes are an integral part of the financial statements.

20	|	DWS Short Duration High Income Fund

	Six Months Ended 3/31/19		Period Ended
Class R6	(Unaudited)		9/30/18[a]

Selected Per Share Data
Net asset value, beginning of period	$9.87		$10.00
Income (loss) from investment operations:

Net investment income[b]	.20		.30
Net realized and unrealized gain (loss)	.04		(.10)
Total from investment operations	.24		.20
Less distributions from:

Net investment income	(.25)		(.33)
Net asset value, end of period	$9.86		$9.87
Total Return (%)[c]	2.50	**	2.02	**

Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	.10		.10
Ratio of expenses before expense reductions (%)	1.70	*	1.52	*
Ratio of expenses after expense reductions (%)	.60	*	.60	*
Ratio of net investment income (%)	4.15	*	3.93	*
Portfolio turnover rate (%)	18	**	38	**

[a]	For the period from December 18, 2017 (commencement of operations) to September 30, 2018.

[b]	Based on average shares outstanding during the period.

[c]	Total return would have been lower had certain expenses not been reduced.

*	Annualized

**	Not annualized

The accompanying notes are an integral part of the financial statements.

DWS Short Duration High Income Fund	|	21

	Six Months Ended 3/31/19		Period Ended
Class S	(Unaudited)		9/30/18[a]

Selected Per Share Data
Net asset value, beginning of period	$9.87		$10.00
Income (loss) from investment operations:

Net investment income[b]	.20		.31
Net realized and unrealized gain (loss)	.04		(.11)
Total from investment operations	.24		.20
Less distributions from:

Net investment income	(.25)		(.33)
Net asset value, end of period	$9.86		$9.87
Total Return (%)[c]	2.50	**	2.02	**

Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	.14		.13
Ratio of expenses before expense reductions (%)	1.73	*	1.55	*
Ratio of expenses after expense reductions (%)	.60	*	.60	*
Ratio of net investment income (%)	4.15	*	3.95	*
Portfolio turnover rate (%)	18	**	38	**

[a]	For the period from December 18, 2017 (commencement of operations) to September 30, 2018.

[b]	Based on average shares outstanding during the period.

[c]	Total return would have been lower had certain expenses not been reduced.

*	Annualized

**	Not annualized

The accompanying notes are an integral part of the financial statements.

22	|	DWS Short Duration High Income Fund

	Six Months Ended 3/31/19		Period Ended
Institutional Class	(Unaudited)		9/30/18[a]

Selected Per Share Data
Net asset value, beginning of period	$9.87		$10.00
Income (loss) from investment operations:

Net investment income[b]	.20		.30
Net realized and unrealized gain (loss)	.04		(.10)
Total from investment operations	.24		.20
Less distributions from:

Net investment income	(.25)		(.33)
Net asset value, end of period	$9.86		$9.87
Total Return (%)[c]	2.50	**	2.02	**

Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	15		15
Ratio of expenses before expense reductions (%)	1.68	*	1.49	*
Ratio of expenses after expense reductions (%)	.60	*	.60	*
Ratio of net investment income (%)	4.15	*	3.93	*
Portfolio turnover rate (%)	18	**	38	**

[a]	For the period from December 18, 2017 (commencement of operations) to September 30, 2018.

[b]	Based on average shares outstanding during the period.

[c]	Total return would have been lower had certain expenses not been reduced.

*	Annualized

**	Not annualized

The accompanying notes are an integral part of the financial statements.

DWS Short Duration High Income Fund	|	23

Notes to Financial Statements	(Unaudited)

A. Organization and Significant Accounting Policies

DWS Short Duration High Income Fund (the “Fund”) is a diversified series of Deutsche DWS Income Trust (formerly Deutsche Income Trust) (the “Trust”), which is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end investment management company organized as a Massachusetts business trust.

The Fund offers multiple classes of shares which provide investors with different purchase options. Class A shares are subject to an initial sales charge. Class R6 shares are not subject to initial or contingent deferred sales charges and are generally available only to certain retirement plans. Class S shares are not subject to initial or contingent deferred sales charges and are only available to a limited group of investors. Institutional Class shares are not subject to initial or contingent deferred sales charges and are generally available only to qualified institutions.

Investment income, realized and unrealized gains and losses, and certain fund-level expenses and expense reductions, if any, are borne pro rata on the basis of relative net assets by the holders of all classes of shares, except that each class bears certain expenses unique to that class such as distribution and service fees, services to shareholders and certain other class-specific expenses. Differences in class-level expenses may result in payment of different per share dividends by class. All shares of the Fund have equal rights with respect to voting subject to class-specific arrangements.

The Fund’s financial statements are prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) which require the use of management estimates. Actual results could differ from those estimates. The Fund qualifies as an investment company under Topic 946 of Accounting Standards Codification of U.S. GAAP. The policies described below are followed consistently by the Fund in the preparation of its financial statements.

Security Valuation. Investments are stated at value determined as of the close of regular trading on the New York Stock Exchange on each day the exchange is open for trading.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The inputs or

24	|	DWS Short Duration High Income Fund

methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Debt securities and senior loans are valued at prices supplied by independent pricing services approved by the Fund’s Board. If the pricing services are unable to provide valuations, securities are valued at the most recent bid quotation or evaluated price, as applicable, obtained from one or more broker-dealers. Such services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes. These securities are generally categorized as Level 2.

Investments in open-end investment companies are valued at their net asset value each business day and are categorized as Level 1.

Securities and other assets for which market quotations are not readily available or for which the above valuation procedures are deemed not to reflect fair value are valued in a manner that is intended to reflect their fair value as determined in accordance with procedures approved by the Board and are generally categorized as Level 3. In accordance with the Fund’s valuation procedures, factors considered in determining value may include, but are not limited to, the type of the security; the size of the holding; the initial cost of the security; the existence of any contractual restrictions on the security’s disposition; the price and extent of public trading in similar securities of the issuer or of comparable companies; quotations or evaluated prices from broker-dealers and/or pricing services; information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities); an analysis of the company’s or issuer’s financial statements; an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold; and with respect to debt securities, the maturity, coupon, creditworthiness, currency denomination, and the movement of the market in which the security is normally traded. The value determined under these procedures may differ from published values for the same securities.

Disclosure about the classification of fair value measurements is included in a table following the Fund’s Investment Portfolio.

Securities Lending. Brown Brothers Harriman & Co. as lending agent, lends securities of the Fund to certain financial institutions under the terms of its securities lending agreement. During the term of the loans, the Fund continues to receive interest and dividends generated by the securities and to participate in any changes in their market value. The Fund requires the borrowers of the securities to maintain collateral with the Fund consisting of either cash and/or U.S. Treasury Securities having a value at least equal to the value of the securities loaned. When the collateral falls below specified amounts, the lending agent will use its best

DWS Short Duration High Income Fund	|	25

effort to obtain additional collateral on the next business day to meet required amounts under the securities lending agreement. During the six months ended March 31, 2019, the Fund invested the cash collateral into a joint trading account in DWS Government & Agency Securities Portfolio, an affiliated money market fund managed by DWS Investment Management Americas, Inc. DWS Investment Management Americas, Inc. receives a management/administration fee (0.11% annualized effective rate as of March 31, 2019) on the cash collateral invested in DWS Government & Agency Securities Portfolio. The Fund receives compensation for lending its securities either in the form of fees or by earning interest on invested cash collateral net of borrower rebates and fees paid to a lending agent. Either the Fund or the borrower may terminate the loan at any time, and the borrower, after notice, is required to return borrowed securities within a standard time period. There may be risks of delay and costs in recovery of securities or even loss of rights in the collateral should the borrower of the securities fail financially. If the Fund is not able to recover securities lent, the Fund may sell the collateral and purchase a replacement investment in the market, incurring the risk that the value of the replacement security is greater than the value of the collateral. The Fund is also subject to all investment risks associated with the reinvestment of any cash collateral received, including, but not limited to, interest rate, credit and liquidity risk associated with such investments.

As of March 31, 2019, the Fund had no securities on loan.

Loan Participations and Assignments. Loan Participations and Assignments are portions of loans originated by banks and sold in pieces to investors. These floating-rate loans (“Loans”) in which the Fund invests are arranged between the borrower and one or more financial institutions (“Lenders”). These Loans may take the form of Senior Loans, which are corporate obligations often issued in connection with recapitalizations, acquisitions, leveraged buy outs and refinancing. The Fund invests in such Loans in the form of participations in Loans (“Participations”) or assignments of all or a portion of Loans from third parties (“Assignments”). Participations typically result in the Fund having a contractual relationship with only the Lender, not with the borrower. The Fund has the right to receive payments of principal, interest and any fees to which it is entitled from the Lender selling the Participation and only upon receipt by the Lender of the payments from the borrower. In connection with purchasing Participations, the Fund generally has no right to enforce compliance by the borrower with the terms of the loan agreement relating to the Loan, or any rights of set off against the borrower, and the Fund will not benefit directly from any collateral supporting the Loan in which it has purchased the Participation. As a result, the Fund assumes the credit risk of both the borrower and the Lender that is selling the Participation. Assignments typically result in the Fund having a direct contractual relationship with the borrower, and the

26	|	DWS Short Duration High Income Fund

Fund may enforce compliance by the borrower with the terms of the loan agreement. Loans held by the Fund are generally in the form of Assignments, but the Fund may also invest in Participations. If affiliates of the Advisor participate in the primary and secondary market for senior loans, legal limitations may restrict the Fund’s ability to participate in restructuring or acquiring some senior loans. All Loans involve interest rate risk, liquidity risk and credit risk, including the potential default or insolvency of the borrower.

When-Issued/Delayed Delivery Securities. The Fund may purchase or sell securities with delivery or payment to occur at a later date beyond the normal settlement period. At the time the Fund enters into a commitment to purchase or sell a security, the transaction is recorded and the value of the transaction is reflected in the net asset value. The price of such security and the date when the security will be delivered and paid for are fixed at the time the transaction is negotiated. The value of the security may vary with market fluctuations. At the time the Fund enters into a purchase transaction it is required to segregate cash or other liquid assets at least equal to the amount of the commitment. Additionally, the Fund may be required to post securities and/or cash collateral in accordance with the terms of the commitment.

Certain risks may arise upon entering into when-issued or delayed delivery transactions from the potential inability of counterparties to meet the terms of their contracts or if the issuer does not issue the securities due to political, economic, or other factors. Additionally, losses may arise due to changes in the value of the underlying securities.

Federal Income Taxes. The Fund’s policy is to comply with the requirements of the Internal Revenue Code, as amended, which are applicable to regulated investment companies, and to distribute all of its taxable income to its shareholders.

At September 30, 2018, the Fund had a net tax basis capital loss carryforward of approximately $71,000 of short-term losses, which may be applied against realized net taxable capital gains indefinitely.

At September 30, 2018, the aggregate cost of investments for federal income tax purposes was $15,229,134. The net unrealized depreciation for all investments based on tax cost was $164,888. This consisted of aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost of $97,433 and aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value of $262,321.

The Fund has reviewed the tax positions for the open tax period as of September 30, 2018 and has determined that no provision for income tax and/or uncertain tax positions is required in the Fund’s financial statements.

DWS Short Duration High Income Fund	|	27

Distribution of Income and Gains. Distributions from net investment income of the Fund are declared and distributed to shareholders monthly. Net realized gains from investment transactions, in excess of available capital loss carryforwards, would be taxable to the Fund if not distributed, and, therefore, will be distributed to shareholders at least annually. The Fund may also make additional distributions for tax purposes if necessary.

The timing and characterization of certain income and capital gain distributions are determined annually in accordance with federal tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences primarily relate to premium amortization on debt securities and certain securities sold at a loss. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. Accordingly, the Fund may periodically make reclassifications among certain of its capital accounts without impacting the net asset value of the Fund.

The tax character of current year distributions will be determined at the end of the current fiscal year.

Expenses. Expenses of the Trust arising in connection with a specific fund are allocated to that fund. Other Trust expenses which cannot be directly attributed to a fund are apportioned among the funds in the Trust based upon the relative net assets or other appropriate measures.

Contingencies. In the normal course of business, the Fund may enter into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet been made. However, based on experience, the Fund expects the risk of loss to be remote.

Other. Investment transactions are accounted for on a trade date plus one basis for daily net asset value calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date. Realized gains and losses from investment transactions are recorded on an identified cost basis. Proceeds from litigation payments, if any, are included in net realized gain (loss) from investments. All premiums and discounts are amortized/accreted for financial reporting purposes, with the exception of securities in default of principal.

B. Purchases and Sales of Securities

During the six months ended March 31, 2019, purchases and sales of investment securities (excluding short-term investments) aggregated $2,779,060 and $2,737,562 respectively.

28	|	DWS Short Duration High Income Fund

C. Related Parties

Management Agreement. Under the Investment Management Agreement with DWS Investment Management Americas, Inc. (“DIMA” or the “Advisor”), an indirect, wholly owned subsidiary of DWS Group GmbH & Co. KGaA (“DWS Group”), the Advisor directs the investments of the Fund in accordance with its investment objectives, policies and restrictions. The Advisor determines the securities, instruments and other contracts relating to investments to be purchased, sold or entered into by the Fund.

Under the Investment Management Agreement with the Advisor, the Fund pays a monthly management fee based on the Fund’s average daily net assets, computed and accrued daily and payable monthly, at the annual rate of 0.40%.

For the period from October 1, 2018 through January 31, 2020, the Advisor has contractually agreed to waive its fees and/or reimburse certain operating expenses of the Fund to the extent necessary to maintain the total annual operating expenses (excluding certain expenses such as extraordinary expenses, taxes, brokerage and interest) as follows:

Class A	.85%
Class R6	.60%
Class S	.60%
Institutional Class	.60%

For the six months ended March 31, 2019, fees waived and/or expenses reimbursed for each class are as follows:

Class A	$1,134
Class R6	560
Class S	780
Institutional Class	80,859
$83,333

Administration Fee. Pursuant to an Administrative Services Agreement, DIMA provides most administrative services to the Fund. For all services provided under the Administrative Services Agreement, the Fund pays the Advisor an annual fee (“Administration Fee”) of 0.10% of the Fund’s average daily net assets, computed and accrued daily and payable monthly. For the six months ended March 31, 2019, the Administration Fee was $7,706, of which $1,341 is unpaid.

Service Provider Fees. DWS Service Company (“DSC”), an affiliate of the Advisor, is the transfer agent, dividend-paying agent and shareholder service agent for the Fund. Pursuant to a sub-transfer agency agreement between DSC and DST Systems, Inc. (“DST”), DSC has delegated certain transfer agent, dividend-paying agent and shareholder service agent functions to DST. DSC compensates DST out of the shareholder servicing

DWS Short Duration High Income Fund	|	29

fee it receives from the Fund. For the six months ended March 31, 2019, the amounts charged to the Fund by DSC were as follows:

Services to Shareholders	Total Aggregated	Unpaid at March 31, 2019
Class A	$24	$6
Class R6	11	5
Class S	35	22
Institutional Class	174	111
	$244	$144

In addition, for the six months ended March 31, 2019, the amounts charged to the Fund for recordkeeping and other administrative services provided by unaffiliated third parties, included in the Statement of Operations under “Services to shareholders,” were as follows:

Sub-Recordkeeping	Total Aggregated
Class A	$51

Service Fees. DWS Distributors, Inc. (“DDI”), an affiliate of the Advisor, provides information and administrative services for a fee (“Service Fee”) at an annual rate of up to 0.25% of average daily net assets for Class A. DDI in turn has various agreements with financial services firms that provide these services and pay these fees based upon the assets of shareholder accounts the firms service. For the six months ended March 31, 2019, the Service Fee was as follows:

Service Fee	Total Aggregated	Unpaid at March 31, 2019	Annualized Rate
Class A	$192	$60	.19%

Underwriting Agreement and Contingent Deferred Sales Charge. DDI is the principal underwriter for the Fund. There were no underwriting commissions paid in connection with the distribution of Class A shares for the six months ending March 31, 2019.

In addition, a deferred sales charge of up to 0.50% is assessed on certain redemptions of Class A shares. There were no deferred sales charge for Class A shares for the six months ending March 31, 2019.

Typesetting and Filing Service Fees. Under an agreement with the Fund, DIMA is compensated for providing certain pre-press and regulatory filing services to the Fund. For the six months ending March 31, 2019, the amount charged to the Fund by DIMA included in the Statement of Operations under “Reports to shareholders” aggregated $9,919, of which $1,051 is unpaid.

Trustees’ Fees and Expenses. The Fund paid retainer fees to each Trustee not affiliated with the Advisor, plus specified amounts to the Board Chairperson and to each committee Chairperson.

30	|	DWS Short Duration High Income Fund

Affiliated Cash Management Vehicles. The Fund may invest uninvested cash balances in DWS Central Cash Management Government Fund and DWS ESG Liquidity Fund, affiliated money market funds which are managed by the Advisor. Each affiliated money market fund is managed in accordance with Rule 2a-7 under the 1940 Act, which governs the quality, maturity, diversity and liquidity of instruments in which a money market fund may invest. DWS Central Cash Management Government Fund seeks to maintain a stable net asset value, and DWS ESG Liquidity Fund maintains a floating net asset value. The Fund indirectly bears its proportionate share of the expenses of each affiliated money market fund in which it invests. DWS Central Cash Management Government Fund does not pay the Advisor an investment management fee. To the extent that DWS ESG Liquidity Fund pays an investment management fee to the Advisor, the Advisor will waive an amount of the investment management fee payable to the Advisor by the Fund equal to the amount of the investment management fee payable on the Fund’s assets invested in DWS ESG Liquidity Fund.

D. Investing in High-Yield Debt Securities

High-yield debt securities or junk bonds are generally regarded as speculative with respect to the issuer’s continuing ability to meet principal and interest payments. The Fund’s performance could be hurt if an issuer of a debt security suffers an adverse change in financial condition that results in the issuer not making timely payments of interest or principal, a security downgrade or an inability to meet a financial obligation. High-yield debt securities’ total return and yield may generally be expected to fluctuate more than the total return and yield of investment-grade debt securities. A real or perceived economic downturn or an increase in market interest rates could cause a decline in the value of high-yield debt securities, result in increased redemptions and/or result in increased portfolio turnover, which could result in a decline in net asset value of the fund, reduce liquidity for certain investments and/or increase costs. High-yield debt securities are often thinly traded and can be more difficult to sell and value accurately than investment-grade debt securities as there may be no established secondary market. Investments in high yield debt securities could increase liquidity risk for the fund. In addition, the market for high-yield debt securities can experience sudden and sharp volatility which is generally associated more with investments in stocks.

E. Line of Credit

The Fund and other affiliated funds (the “Participants”) share in a $400 million revolving credit facility provided by a syndication of banks. The Fund may borrow for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Participants are charged an annual commitment fee, which is allocated based on net assets, among each of

DWS Short Duration High Income Fund	|	31

the Participants. Interest is calculated at a rate per annum equal to the sum of the Federal Funds Rate plus 1.25 percent plus if the one-month LIBOR exceeds the Federal Funds Rate, the amount of such excess. The Fund may borrow up to a maximum of 33 percent of its net assets under the agreement. The Fund had no outstanding loans at March 31, 2019.

F. Fund Share Transactions

The following table summarizes share and dollar activity in the Fund:

	Six Months Ended March 31, 2019		Period Ended September 30, 2018*
	Shares	Dollars	Shares	Dollars

Shares sold
Class A	4,828	$46,750	8,068	$79,630
Class S	1,126	11,008	4,272	42,379
Institutional Class	2,480	24,501	—	—
		$82,259		$122,009

Shares issued to shareholders in reinvestment of distributions
Class A	519	$5,054	349	$3,447
Class R6	269	2,617	337	3,324
Class S	365	3,550	434	4,274
Institutional Class	39,542	384,845	49,517	488,621
		$396,066		$499,666

Shares redeemed
Class A	(1,068)	$(10,427)	—	$—
Class S	—	—	(1,541)	(15,193)
		$(10,427)		$(15,193)

Net increase (decrease)
Class A	4,279	$41,377	8,417	$83,077
Class R6	269	2,617	337	3,324
Class S	1,491	14,558	3,165	31,460
Institutional Class	42,022	409,346	49,517	488,621
		$467,898		$606,482

Initial capital
Class A	—	$—	10,000	$100,000
Class R6	—	—	10,000	100,000
Class S	—	—	10,000	100,000
Institutional Class	—	—	1,470,000	14,700,000
		$—		$15,000,000

*	For the period from December 18, 2017 (commencement of operations) to September 30, 2018.

32	|	DWS Short Duration High Income Fund

Information About Your Fund’s Expenses

As an investor of the Fund, you incur two types of costs: ongoing expenses and transaction costs. Ongoing expenses include management fees, distribution and service (12b-1) fees and other Fund expenses. Examples of transaction costs include sales charges (loads) and account maintenance fees, which are not shown in this section. The following tables are intended to help you understand your ongoing expenses (in dollars) of investing in the Fund and to help you compare these expenses with the ongoing expenses of investing in other mutual funds. In the most recent six-month period, the Fund limited these expenses; had it not done so, expenses would have been higher. The example in the table is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period (October 1, 2018 to March 31, 2019).

The tables illustrate your Fund’s expenses in two ways:

–

Actual Fund Return. This helps you estimate the actual dollar amount of ongoing expenses (but not transaction costs) paid on a $1,000 investment in the Fund using the Fund’s actual return during the period. To estimate the expenses you paid over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the “Expenses Paid per $1,000” line under the share class you hold.

–

Hypothetical 5% Fund Return. This helps you to compare your Fund’s ongoing expenses (but not transaction costs) with those of other mutual funds using the Fund’s actual expense ratio and a hypothetical rate of return of 5% per year before expenses. Examples using a 5% hypothetical fund return may be found in the shareholder reports of other mutual funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

Please note that the expenses shown in these tables are meant to highlight your ongoing expenses only and do not reflect any transaction costs. The “Expenses Paid per $1,000” line of the tables is useful in comparing ongoing expenses only and will not help you determine the relative total expense of owning different funds. Subject to certain exceptions, an account maintenance fee of $20.00 assessed once per calendar year for Classes A and S shares may apply for accounts with balances less than $10,000. This fee is not included in these tables. If it was, the estimate of expenses paid for Classes A and S shares during the period would be higher, and account value during the period would be lower, by this amount.

DWS Short Duration High Income Fund	|	33

Expenses and Value of a $1,000 Investment for the six months ended March 31, 2019 (Unaudited)

Actual Fund Return	Class A	Class R6	Class S	Institutional Class
Beginning Account Value 10/1/18	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value 3/31/19	$1,024.00	$1,025.00	$1,025.00	$1,025.00
Expenses Paid per $1,000*	$4.29	$3.03	$3.03	$3.03

Hypothetical 5% Fund Return	Class A	Class R6	Class S	Institutional Class
Beginning Account Value 10/1/18	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value 3/31/19	$1,020.69	$1,021.94	$1,021.94	$1,021.94
Expenses Paid per $1,000*	$4.28	$3.02	$3.02	$3.02

*

Expenses are equal to the Fund’s annualized expense ratio for each share class, multiplied by the average account value over the period, multiplied by 182 (the number of days in the most recent six-month period), then divided by 365.

Annualized Expense Ratios	Class A	Class R6	Class S	Institutional Class
DWS Short Duration High Income Fund	.85%	.60%	.60%	.60%

For more information, please refer to the Fund’s prospectus.

For an analysis of the fees associated with an investment in the Fund or similar funds, please refer to tools.finra.org/fund_analyzer/.

34	|	DWS Short Duration High Income Fund

Advisory Agreement Board Considerations and Fee Evaluation

The Board of Trustees (hereinafter referred to as the “Board” or “Trustees”) approved the Deutsche Short Duration High Income Fund’s (now known as DWS Short Duration High Income Fund) (the “Fund”) investment management agreement (the “Agreement”) with Deutsche Investment Management Americas Inc. (now known as DWS Investment Management Americas, Inc.) (“DIMA”) in September 2017.

In terms of the process that the Board followed prior to approving the Agreement, shareholders should know that:

–	In September 2017, all of the Fund’s Trustees were independent of DIMA and its affiliates (the “Independent Trustees”).

–

The Board meets frequently to discuss fund matters. The Independent Trustees met privately with counsel to discuss the Agreement and other matters relating to the Fund. The Independent Trustees were also advised by a fee consultant retained by the Independent Trustees (the “Fee Consultant”) in the course of their review of the Agreement and considered a report prepared by the Fee Consultant in connection with their deliberations.

In determining to approve the Agreement, the Board considered factors discussed below, among others. The Board noted that DIMA is part of Deutsche Bank AG’s (“Deutsche Bank”) Asset Management (“Deutsche AM”) division. Deutsche AM is a global asset management business that offers a wide range of investing expertise and resources, including research capabilities in many countries throughout the world.

Nature, Quality and Extent of Services. The Board considered the terms of the Agreement, including the scope of advisory services to be provided under the Agreement. The Board noted that, under the Agreement, DIMA will provide portfolio management services to the Fund and that, pursuant to a separate administrative services agreement, DIMA will provide administrative services to the Fund. The Board considered the experience and skills of senior management and investment personnel and the resources made available to such personnel. Because the Fund had not yet commenced operations, no information relating to the Fund’s past performance could be considered by the Board. On the basis of this evaluation, the Board concluded that the nature, quality and extent of services are expected to be satisfactory.

Fees and Expenses. The Board considered the Fund’s proposed investment management fee schedule, estimated operating expenses and estimated total expense ratios, and comparative information provided by Broadridge Financial Solutions, Inc. (“Broadridge”) and DIMA. The

DWS Short Duration High Income Fund	|	35

Board noted that DIMA proposed to cap expenses (excluding certain expenses such as extraordinary expenses, taxes, brokerage and interest expenses) at 0.85% of average net assets of Class A and Class T shares and at 0.60% of average net assets of Class S, Institutional Class and Class R6 shares for a one year period following the Fund’s commencement of operations. The Board considered the Fund’s management fee rate as compared to fees charged by DIMA to comparable Deutsche U.S. registered funds (“Deutsche Funds”) and considered differences between the Fund and the comparable Deutsche Funds. On the basis of the information provided, including the report provided by the Fee Consultant, the Board concluded that the proposed management fees were reasonable and appropriate in light of the nature, quality and extent of services to be provided by DIMA.

Profitability. The Board considered DIMA’s estimates of its pre-tax profitability from managing the Fund during the first year of operations. Based on the information provided, the Board concluded the pre-tax profits expected to be realized by DIMA in connection with the management of the Fund were not unreasonable at this time.

Economies of Scale. Given the uncertainty regarding the Fund’s size and related operating costs, the Board deferred evaluation of the economies of scale to a future date. The Board observed that while the Fund’s proposed investment management fee schedule does not include breakpoints, the Board may consider implementation of one or more breakpoints once the Fund reached an efficient operating size.

Other Benefits to DIMA and Its Affiliates. The Board also considered the character and amount of other incidental benefits to be received by DIMA and its affiliates, including any fees to be received by DIMA for administrative services provided to the Fund, any fees to be received by an affiliate of DIMA for transfer agency services provided to the Fund and any fees to be received by an affiliate of DIMA for distribution services. The Board also noted incidental public relations benefits to DIMA related to Deutsche Funds advertising and cross-selling opportunities among DIMA products and services. The Board considered these benefits in reaching its conclusion that the proposed management fees were reasonable.

Compliance. The Board considered the significant attention and resources dedicated by DIMA to documenting and enhancing its compliance processes in recent years. The Board noted in particular (i) the experience, seniority and time commitment of the individuals serving as DIMA’s and the Fund’s chief compliance officers; (ii) the large number of DIMA compliance personnel; and (iii) the substantial commitment of resources by DIMA and its affiliates to compliance matters.

36	|	DWS Short Duration High Income Fund

Based on all of the information considered and the conclusions reached, the Board unanimously determined to approve the Agreement and concluded that the Agreement was in the best interests of the Fund. In making this determination, the Board did not give particular weight to any single factor identified above. It is possible that individual Independent Trustees may have weighed these factors differently in reaching their individual decisions to approve the Agreement.

DWS Short Duration High Income Fund	|	37

Account Management Resources

For More Information

The automated telephone system allows you to access personalized account information and obtain information on other DWS funds using either your voice or your telephone keypad. Certain account types within Classes A and S also have the ability to purchase, exchange or redeem shares using this system.

For more information, contact your financial representative. You may also access our automated telephone system or speak with a Shareholder Service representative by calling:

(800) 728-3337

Web Site

dws.com

View your account transactions and balances, trade shares, monitor your asset allocation, subscribe to fund and account updates by e-mail, and change your address, 24 hours a day.

Obtain prospectuses and applications, news about DWS funds, insight from DWS economists and investment specialists and access to DWS fund account information.

Written Correspondence	DWS PO Box 219151 Kansas City, MO 64121-9151
Proxy Voting	The Fund’s policies and procedures for voting proxies for portfolio securities and information about how the Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 are available on our Web site — dws.com/en-us/resources/proxy-voting — or on the SEC’s Web site — sec.gov. To obtain a written copy of the Fund’s policies and procedures without charge, upon request, call us toll free at (800) 728-3337.
Portfolio Holdings	Following the Fund’s fiscal first and third quarter-end, a complete portfolio holdings listing is filed with the SEC on Form N-Q or Form N-PORT (available for filings after March 31, 2019). The Fund’s Form N-Q or Form N-PORT will be available on the SEC’s Web site at sec.gov. The Fund’s portfolio holdings are also posted on dws.com from time to time. Please see the Fund’s current prospectus for more information.
Principal Underwriter	If you have questions, comments or complaints, contact: DWS Distributors, Inc. 222 South Riverside Plaza Chicago, IL 60606-5808 (800) 621-1148

38	|	DWS Short Duration High Income Fund

Investment Management

DWS Investment Management Americas, Inc. (“DIMA” or the “Advisor”), which is part of the DWS Group GmbH & Co. KGaA (“DWS Group”), is the investment advisor for the Fund. DIMA and its predecessors have more than 90 years of experience managing mutual funds and DIMA provides a full range of investment advisory services to both institutional and retail clients. DIMA is an indirect, wholly owned subsidiary of DWS Group.

DWS Group is a global organization that offers a wide range of investing expertise and resources, including hundreds of portfolio managers and analysts and an office network that reaches the world’s major investment centers. This well-resourced global investment platform brings together a wide variety of experience and investment insight across industries, regions, asset classes and investing styles.

	Class A	Class S	Institutional Class
Nasdaq Symbol	DSHAX	DSHSX	DSHIX
CUSIP Number	25155T 247	25155T 221	25155T 213
Fund Number	1024	2024	1424

For shareholders of Class R6
Automated Information Line	DWS/Ascensus Plan Access (800) 728-3337 24-hour access to your retirement plan account.
Web Site

dws.com

Obtain prospectuses and applications, news about DWS funds, insight from DWS economists and investment specialists and access to DWS fund account information.

Log in/register to manage retirement account assets at https://www.mykplan.com/participantsecure_net/login.aspx.

For More Information	(800) 728-3337 To speak with a service representative.
Written Correspondence	DWS Service Company 222 South Riverside Plaza Chicago, IL 60606-5806

Class R6
Nasdaq Symbol	DSHRX
CUSIP Number	25155T 239
Fund Number	1624

DWS Short Duration High Income Fund	|	39

Privacy Statement

FACTS	What Does DWS Do With Your Personal Information?

Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share and protect your personal information. Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share can include:

– Social Security number

– Account balances

– Purchase and transaction history

– Bank account information

– Contact information such as mailing address, e-mail address and telephone number

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information, the reasons DWS chooses to share and whether you can limit this sharing.

Reasons we can share your personal information	Does DWS share?	Can you limit this sharing?

For our everyday business purposes — such as to process your transactions, maintain your account(s), respond to court orders or legal investigations	Yes	No

For our marketing purposes — to offer our products and services to you	Yes	No

For joint marketing with other financial companies	No	We do not share

For our affiliates’ everyday business purposes — information about your transactions and experiences	No	We do not share

For our affiliates’ everyday business purposes — information about your creditworthiness	No	We do not share

For non-affiliates to market to you	No	We do not share

Questions?	Call (800) 728-3337 or e-mail us at service@dws.com

40	|	DWS Short Duration High Income Fund

Who we are

Who is providing this notice?	DWS Distributors, Inc; DWS Investment Management Americas, Inc.; DWS Trust Company; the DWS Funds

What we do

How does DWS protect my personal information?	To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

How does DWS collect my personal information?

We collect your personal information, for example, when you:

– open an account

– give us your contact information

– provide bank account information for ACH or wire transactions

– tell us where to send money

– seek advice about your investments

Why can’t I limit all sharing?

Federal law gives you the right to limit only

– sharing for affiliates’ everyday business purposes

– information about your creditworthiness

– affiliates from using your information to market to you

– sharing for non-affiliates to market to you

State laws and individual companies may give you additional rights to limit sharing.

Definitions

Affiliates	Companies related by common ownership or control. They can be financial or non-financial companies. Our affiliates include financial companies with the DWS or Deutsche Bank (“DB”) name, such as DB AG Frankfurt.

Non-affiliates

Companies not related by common ownership or control. They can be financial and non-financial companies.

Non-affiliates we share with include account service providers, service quality monitoring services, mailing service providers and verification services to help in the fight against money laundering and fraud.

Joint marketing	A formal agreement between non-affiliated financial companies that together market financial products or services to you. DWS does not jointly market.

Rev. 3/2019

DWS Short Duration High Income Fund	|	41

Notes

Notes

Notes

Notes

Notes

Notes

DSDHIF-3

(R-056421-2 5/19)

ITEM 2.	CODE OF ETHICS

Not applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT

Not applicable

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES

Not applicable

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable

ITEM 6.	SCHEDULE OF INVESTMENTS

Not applicable

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS

Not applicable

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

There were no material changes to the procedures by which shareholders may recommend nominees to the Fund’s Board. The primary function of the Nominating and Governance Committee is to identify and recommend individuals for membership on the Board and oversee the administration of the Board Governance Guidelines. Shareholders may recommend candidates for Board positions by forwarding their correspondence by U.S. mail or courier service to Keith R. Fox, DWS Funds Board Chair, c/o Thomas R. Hiller, Ropes & Gray LLP, Prudential Tower, 800 Boylston Street, Boston, MA 02199-3600.

ITEM 11.	CONTROLS AND PROCEDURES

	(a)	The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

	(b)	There have been no changes in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 12.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable

ITEM 13.	EXHIBITS

	(a)(1)	Not applicable

	(a)(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

	(b)	Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS Short Duration High Income Fund, a series of Deutsche DWS Income Trust

By:	/s/Hepsen Uzcan Hepsen Uzcan President

Date:	5/30/2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Hepsen Uzcan Hepsen Uzcan President

Date:	5/30/2019

By:	/s/Diane Kenneally Diane Kenneally Chief Financial Officer and Treasurer

Date:	5/30/2019